Financial instruments (Measurement of fair values) (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets [Abstract]
Cash and cash equivalents	$ 1,143,674,000	$ 1,247,447,000	$ 918,382,000
Short-term investments	1,138,174,000	84,906,000
Derivative assets	2,807,000	32,098,000
Accounts receivable	183,944,000	276,139,000
Investments in equity securities	29,585,000	0
Financial assets	2,468,599,000	1,640,590,000
Financial liabilities [Abstract]
Accounts payable and accrued liabilities	374,714,000	340,458,000
Lease obligation	9,287,000	4,872,000
Derivative liabilities	58,342,000	4,997,000
Long-term debt	997,000,000	996,250,000
Financial liabilities	1,439,343,000	1,346,577,000
Net	1,029,256,000	294,013,000
Foreign currency contracts [Member]
Financial assets [Abstract]
Derivative assets	2,807,000	31,534,000
Financial liabilities [Abstract]
Derivative liabilities	51,058,000	3,760,000
Interest rate contracts [Member]
Financial assets [Abstract]
Derivative assets		564,000
Financial liabilities [Abstract]
Derivative liabilities	7,284,000	1,237,000
Fair value through profit or loss [member]
Financial liabilities [Abstract]
Accounts payable and accrued liabilities	0	0
Lease obligation	0	0
Long-term debt	0	0
Financial liabilities	58,342,000	4,997,000
Net	(55,535,000)	27,101,000
Fair value through profit or loss [member] | Foreign currency contracts [Member]
Financial liabilities [Abstract]
Derivative liabilities	51,058,000	3,760,000
Fair value through profit or loss [member] | Interest rate contracts [Member]
Financial liabilities [Abstract]
Derivative liabilities	7,284,000	1,237,000
Financial liabilities at amortised cost category [Member]
Financial liabilities [Abstract]
Accounts payable and accrued liabilities	374,714,000	340,458,000
Lease obligation	9,287,000	4,872,000
Long-term debt	997,000,000	996,250,000
Financial liabilities	1,381,001,000	1,341,580,000
Net	1,084,791,000	266,912,000
Financial liabilities at amortised cost category [Member] | Foreign currency contracts [Member]
Financial liabilities [Abstract]
Derivative liabilities	0	0
Financial liabilities at amortised cost category [Member] | Interest rate contracts [Member]
Financial liabilities [Abstract]
Derivative liabilities	0	0
Fair value through profit or loss [member]
Financial assets [Abstract]
Cash and cash equivalents	0	0
Short-term investments	0	0
Accounts receivable	0	0
Financial assets	2,807,000	32,098,000
Fair value through profit or loss [member] | Foreign currency contracts [Member]
Financial assets [Abstract]
Derivative assets	2,807,000	31,534,000
Fair value through profit or loss [member] | Interest rate contracts [Member]
Financial assets [Abstract]
Derivative assets		564,000
Financial assets at amortised cost category [Member]
Financial assets [Abstract]
Cash and cash equivalents	1,143,674,000	1,247,447,000
Short-term investments	1,138,174,000	84,906,000
Accounts receivable	183,944,000	276,139,000
Financial assets	2,465,792,000	1,608,492,000
Financial liabilities [Abstract]
Net	1,084,791,000	266,912,000
Financial assets at amortised cost category [Member] | Foreign currency contracts [Member]
Financial assets [Abstract]
Derivative assets	$ 0	0
Financial assets at amortised cost category [Member] | Interest rate contracts [Member]
Financial assets [Abstract]
Derivative assets		$ 0